Inventory - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory [Abstract]
Goods in transit	$ 9	$ 73
Finished goods	104	669
Total inventory	$ 113	$ 742